Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Other current liabilities
Other current liabilities are comprised of the following:

(In US$ millions)	December 31, 2014	December 31, 2013
Taxes payable	12.1	8.1
Employee and business withheld taxes, social security and vacation payment	19.5	9.6
VAT payable	6.1	9.8
Deferred mobilization/demobilization revenues short-term	15.9	20.3
Unrealized loss on derivatives	56.1	—
Accrued expenses	114.3	70.4
Other current liabilities	3.4	0.5
Total other current liabilities	227.4	118.7